T. ROWE PRICE Global Industrials Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.1%
INDUSTRIALS & BUSINESS SERVICES  96.6%
Aerospace & Defense  12.9%
Airbus (EUR)  28,259 6,599
Boeing (1) 14,594 3,150
Booz Allen Hamilton Holding  12,418 1,241
FTAI Aviation  7,630 1,273
L3Harris Technologies  5,054 1,543
Montana Aerospace (CHF) (1) 52,899 1,853
Rolls-Royce Holdings (GBP)  265,169 4,262
Spirit AeroSystems Holdings, Class A (1) 10,049 388
TransDigm Group  568 749
21,058
Auto Components  1.0%
Atmus Filtration Technologies  35,197 1,587
1,587
Automobiles  9.8%
Tesla (1) 34,994 15,563
Toyota Motor (JPY)  22,700 436
15,999
Building Products  3.6%
Fortune Brands Innovations  22,387 1,195
Heidelberg Materials (EUR)  4,033 912
Hon Hai Precision Industry (TWD)  63,000 450
Kingspan Group (EUR)  20,095 1,680
Louisiana-Pacific  5,450 484
Steel Dynamics  8,832 1,232
5,953
Business Services  4.4%
API Group (1) 42,959 1,477
Compass Group (GBP)  55,192 1,881
GE HealthCare Technologies  12,163 914
Keysight Technologies (1) 9,927 1,736
Recruit Holdings (JPY)  8,600 462
Visional (JPY) (1) 8,800 673
7,143
Construction & Engineering  1.4%
Larsen & Toubro (INR)  30,064 1,239
SPIE (EUR)  20,671 1,118
2,357

T. ROWE PRICE Global Industrials Fund

Shares $ Value
(Cost and value in $000s)
‡
Construction & Farm Equipment  6.4%
Caterpillar  9,460 4,514
CRRC, A Shares (CNH)  885,500 931
Cummins  6,978 2,947
Deere  1,348 617
Weichai Power, A Shares (CNH)  703,700 1,389
10,398
Electrical Equipment  13.5%
Acuity  7,030 2,421
BE Semiconductor Industries (EUR) (2) 10,319 1,545
Belden  15,805 1,901
Carrier Global  3,990 238
CKD (JPY)  17,400 323
GE Vernova  678 417
Hitachi (JPY)  78,500 2,080
Hubbell  3,000 1,291
Infineon Technologies (EUR)  24,626 966
Lasertec (JPY)  2,800 383
Legrand (EUR)  6,483 1,077
MKS  9,910 1,227
Optex Group (JPY)  60,500 861
Prysmian (EUR)  20,852 2,075
Rockwell Automation  6,169 2,156
Schneider Electric (EUR)  3,916 1,102
Shenzhen Inovance Technology, A Shares (CNH)  43,135 509
Yokogawa Electric (JPY)  52,300 1,501
22,073
Industrial Conglomerates  14.8%
3M  13,591 2,109
Ferguson Enterprises  4,480 1,006
Fortive  49,280 2,414
General Electric  17,309 5,207
Linde  765 363
Nippon Sanso Holdings (JPY)  42,000 1,487
Rheinmetall (EUR)  613 1,434
Schlumberger  32,750 1,126
Shin-Etsu Chemical (JPY)  25,100 822
Siemens (EUR)  25,068 6,768
TKH Group, CVA (EUR) (2) 32,348 1,400
24,136
Industrial Machinery  16.7%
Airtac International Group (TWD)  44,000 1,093

T. ROWE PRICE Global Industrials Fund

Shares $ Value
(Cost and value in $000s)
‡
Applied Industrial Technologies  5,250 1,370
Daimler Truck Holding (EUR)  13,441 556
Disco (JPY)  3,300 1,035
Dover  15,270 2,547
Esab  16,100 1,799
Ingersoll Rand  25,363 2,095
KION Group (EUR)  26,408 1,792
Middleby (1) 18,381 2,443
Miura (JPY)  82,000 1,611
Parker-Hannifin  3,950 2,995
Quaker Chemical (2) 13,631 1,796
Stanley Black & Decker  23,908 1,777
TE Connectivity  8,527 1,872
TechnipFMC  35,379 1,396
Techtronic Industries (HKD)  25,000 320
WEG (BRL)  95,530 655
27,152
Information Technology  6.3%
Entegris  6,040 558
Keyence (JPY)  5,100 1,900
Ralliant  11,970 523
Renesas Electronics (JPY)  331,200 3,811
Uber Technologies (1) 9,235 905
Verra Mobility (1) 40,176 992
Vertiv Holdings, Class A  10,365 1,564
10,253
Road & Rail  5.4%
Canadian Pacific Kansas City (2) 20,787 1,548
CSX  51,643 1,834
DSV (DKK)  4,357 870
Kyushu Railway (JPY)  28,400 751
Norfolk Southern  6,112 1,836
Old Dominion Freight Line  13,686 1,927
8,766
Utilities  0.4%
JSW Energy (INR)  100,732 602
602
Total Industrials & Business Services 157,477

T. ROWE PRICE Global Industrials Fund

Shares $ Value
(Cost and value in $000s)
‡
NON-INDUSTRIALS  0.5%
Non-Industrials  0.5%
Open House Group (JPY)  17,100 885
Total Non-Industrials 885
Total Common Stocks (Cost $116,249) 158,362
CONVERTIBLE PREFERRED STOCKS  0.9%
INDUSTRIALS & BUSINESS SERVICES  0.9%
Aerospace & Defense  0.2%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $656 (1)(3)(4) 16,521 4
ABL Space Systems, Series A-9, Acquisition Date: 10/22/21,
Cost $1,034 (1)(3)(4) 17,010 4
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $429 (1)(3)
(4) 76,918 278
286
Automobiles  0.1%
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $149 (1)(3)
(4) 3,598 66
66
Business Services  0.6%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $1,011 (1)(3)(4) 21,331 1,004
Redwood Materials, Series D, Acquisition Date: 6/2/23,
Cost $193 (1)(3)(4) 4,046 190
1,194
Information Technology  0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $375 (1)
(3)(4) 18,014 11
11
Total Industrials & Business Services 1,557
Total Convertible Preferred Stocks (Cost $3,847) 1,557

T. ROWE PRICE Global Industrials Fund

Shares $ Value
(Cost and value in $000s)
‡
PREFERRED STOCKS  0.3%
INDUSTRIALS & BUSINESS SERVICES  0.3%
Automobiles  0.3%
Volkswagen (EUR)  4,334 470
Total Industrials & Business Services 470
Total Preferred Stocks (Cost $434) 470
SHORT-TERM INVESTMENTS  1.5%
Money Market Funds  1.5%
T. Rowe Price Government Reserve Fund, 4.16% (5)(6) 2,328,117 2,328
Total Short-Term Investments (Cost $2,328) 2,328
SECURITIES LENDING COLLATERAL  2.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 2.8%
Money Market Funds 2.8%
T. Rowe Price Government Reserve Fund, 4.16% (5)(6) 4,520,462 4,520
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 4,520
Total Securities Lending Collateral (Cost $4,520) 4,520
Total Investments in Securities  102.6%
(Cost $127,378) $ 167,237
Other Assets Less Liabilities (2.6)% (4,184)
Net Assets 100.0% $ 163,053
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2025.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,557 and represents 0.9 % of net assets.

T. ROWE PRICE Global Industrials Fund

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(5) Seven-day yield
(6) Affiliated Companies
BRL Brazilian Real
CHF Swiss Franc
CNH Offshore China Renminbi
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
TWD Taiwan Dollar

T. ROWE PRICE Global Industrials Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.16% $ — $ — $ 24++
Totals $ —# $ — $ 24+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government
Reserve Fund, 4.16% $ 5,239  ¤  ¤ $ 6,848
Total $ 6,848^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $24 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $6,848.

T. ROWE PRICE Global Industrials Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Global Industrials Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Industrials Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Global Industrials Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Industrials Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F153-054Q3 09/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 94,263 $ 64,099 $ — $ 158,362
Convertible Preferred Stocks — — 1,557 1,557
Preferred Stocks — 470 — 470
Short-Term Investments 2,328 — — 2,328
Securities Lending Collateral 4,520 — — 4,520
Total $ 101,111 $ 64,569 $ 1,557 $ 167,237